Inventories - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Inventory write-down	€ 339	€ 215
Respironics consent decree [Member]
Inventories [Line Items]
Inventory write-down	€ 82